Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are valued using the first-in, first-out method and stated at the lower of cost or market and consist of the following:

	December 31,
	2017	2016
Raw materials and supplies	$360,134	$479,479
Work-in process	51,233	27,422
Finished goods	122,058	185,467
Total	$533,425	$692,368

Property, Plant and Equipment

Property and equipment consisted of the following at December 31, 2017 and 2016:

	December 31,
	2017	2016
Laboratory and manufacturing equipment	$4,109,367	$3,785,133
Office furniture and equipment	700,299	688,952
Computers and network equipment	1,505,651	1,472,144
Leasehold improvements	729,504	662,506
	7,044,821	6,608,735
Less accumulated depreciation	(6,209,284)	(5,808,012)
Property and equipment, net	$835,537	$800,723

Schedule of Finite-Lived Intangible Assets

Finite-lived intangible assets include trademarks, developed technology and customer relationships, and consisted of the following as of December 31, 2017 and 2016:

		December 31, 2017		December 31, 2016
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(113,679)	$347,321	$(67,575)	$393,425
Developed technology	458,000	(161,322)	296,678	(95,898)	362,102
Customer relationships	1,094,000	(384,817)	709,183	(228,529)	865,471
	$2,013,000	$(659,818)	$1,353,182	$(392,002)	$1,620,998

Schedule of Expected Amortization of Intangible Assets

Expected amortization of intangible assets for each of the next five fiscal years is as follows.

Year Ending December 31,
2018	$267,816
2019	267,816
2020	267,816
2021	267,816
2022	165,117
Thereafter	116,801
Total	$1,353,182